CONDENSED CONSOLIDATED STATEMENTS OF CONVERTIBLE PREFERRED STOCK AND STOCKHOLDERS' DEFICIT (Unaudited) - USD ($) $ in Thousands	Series A and C convertible p[referred stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated other comprehensive loss [Member]	Retained Earnings [Member]	Total
Beginning balance, value at Dec. 31, 2024		$ 4	$ 104,301	$ (109)	$ (127,669)	$ (23,473)
Beginning balance, shares at Dec. 31, 2024		43,589,506
Vesting of restricted stock units
Vesting of restricted stock units, shares		25,000
Stock-based compensation expense			44			44
Net loss					(770)	(770)
Cumulative translation adjustment				(14)		(14)
Ending balance, value at Mar. 31, 2025		$ 4	104,345	(123)	(128,439)	(24,213)
Ending balance, shares at Mar. 31, 2025		43,614,506
Beginning balance, value at Dec. 31, 2025		$ 17	110,211	(162)	(118,333)	(8,267)
Beginning balance, shares at Dec. 31, 2025	26,983	172,318,506
Stock-based compensation expense			238			238
Net loss					(1,310)	(1,310)
Cumulative translation adjustment				(18)		(18)
Ending balance, value at Mar. 31, 2026		$ 17	$ 110,449	$ (180)	$ (119,643)	$ (9,357)
Ending balance, shares at Mar. 31, 2026	26,983	172,318,506